FINANCIAL RISK MANAGEMENT - Narrative Collateral Held as Security for Financial Assets (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Assets obtained by taking possession of collateral or calling on other credit enhancements		£ 86.0	£ 125.0
Retail non-mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		1,104.0	538.0
Allowance for impairment losses		438.0	492.0
Retail non-mortgage | Stage 1 and Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		55,959.0	58,183.0
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	[1]	4,478.0	4,324.0
Loans and advances to customers	[1]	430,829.0	425,694.0
Derivative financial instruments		(5,511.0)	(8,341.0)
The Group | Net exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		(3,142.0)	(4,968.0)
Off -balance sheet items		58,030.0	61,604.0
The Group | Maximum exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		(5,511.0)	(8,341.0)
Off -balance sheet items		58,030.0	61,604.0
The Group | Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		17,149.0	19,548.0
The Group | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		7,052.0	11,925.0
The Group | Loans and advances to banks and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		92.0	1,040.0
The Group | Reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		0.0
The Group | Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		48,423.0	60,441.0
The Group | Commercial loans | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		608.0	704.0
Allowance for impairment losses		198.0	293.0
The Group | Commercial loans | Stage 3 | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		693.0	753.0
The Group | Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		1,086.0	10,899.0
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks	[1]	4,291.0	4,030.0
Loans and advances to customers	[1]	116,716.0	123,822.0
Derivative financial instruments		(6,898.0)	(12,595.0)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		930.0	1,308.0
The Bank | Net exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		(4,879.0)	(9,843.0)
Off -balance sheet items		32,730.0	34,940.0
The Bank | Maximum exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		(6,898.0)	(12,595.0)
Off -balance sheet items		32,730.0	34,940.0
The Bank | Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		1,002.0	1,720.0
The Bank | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		7,090.0	17,391.0
The Bank | Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		48,423.0	55,031.0
The Bank | Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		1,214.0	16,639.0
Net amount recognised in the balance sheet | Loans and advances to banks and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks		7,474.0	5,950.0
Net amount recognised in the balance sheet | Loans and advances to customers and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		477,541.0	480,141.0
Net amount recognised in the balance sheet | Derivative assets
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		(5,511.0)	(8,341.0)
Cash collateral received/ pledged | Loans and advances to banks and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks		350.0	1,023.0
Cash collateral received/ pledged | Loans and advances to customers and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		102.0	837.0
Cash collateral received/ pledged | Derivative assets
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		(1,621.0)	(2,702.0)
Reverse repurchase agreements | Net amount recognised in the balance sheet | Loans and advances to banks and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks		2,996.0	1,626.0
Reverse repurchase agreements | Net amount recognised in the balance sheet | Loans and advances to customers and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		46,712.0	54,447.0
Reverse repurchase agreements | Cash collateral received/ pledged | Loans and advances to banks and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to banks		0.0	0.0
Reverse repurchase agreements | Cash collateral received/ pledged | Loans and advances to customers and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Loans and advances to customers		£ 0.0	£ 0.0

[1]	ee note 1 regarding change to presentation.